Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.11%
Australia–20.99%
Alkane Resources Ltd.(a)	5,970,000	$5,206,850
Australian Strategic Materials Ltd.(a)(b)	1,010,000	162,359
Auteco Minerals Ltd.(a)	4,900,000	621,365
Bellevue Gold Ltd.(a)	21,363,252	15,745,943
Capricorn Metals Ltd.(a)	600,000	840,569
Chalice Gold Mines Ltd.(a)	8,288,359	6,174,252
Dacian Gold Ltd.(a)	4,000,000	930,065
De Grey Mining Ltd.(a)	53,967,305	28,777,052
Evolution Mining Ltd.	22,898,806	96,710,783
Gold Road Resources Ltd.(a)	22,053,275	29,170,953
Legend Mining Ltd.(a)	41,840,095	4,202,250
Musgrave Minerals Ltd.(a)	15,750,000	7,881,977
Newcrest Mining Ltd.	664,968	16,843,989
Nickel Mines Ltd.(a)	34,321,112	14,258,480
Northern Star Resources Ltd.	8,313,380	92,703,068
OceanaGold Corp.(a)	8,610,300	22,563,106
Pantoro Ltd.(a)	18,000,000	3,419,887
Perenti Global Ltd.	1,795,634	1,531,648
Perseus Mining Ltd.(a)	3,370,000	3,735,130
Ramelius Resources Ltd.	19,988,612	31,345,869
Red 5 Ltd.(a)	32,020,000	5,757,331
Regis Resources Ltd.	1,740,000	7,056,734
Resolute Mining Ltd.(a)	16,700,000	15,686,506
RTG Mining, Inc., CDI(a)	3,000,000	267,775
Saracen Mineral Holdings Ltd.(a)	9,610,000	41,420,939
Silver Lake Resources Ltd.(a)	12,220,000	21,557,102
SolGold PLC(a)	19,400,000	6,346,719
Westgold Resources Ltd.(a)	18,806,053	31,745,229
		512,663,930
Brazil–1.62%
Wheaton Precious Metals Corp.	729,035	39,608,472
Canada–49.93%
Adventus Mining Corp.(a)	4,701,058	4,387,116
Agnico Eagle Mines Ltd.(c)	1,365,095	108,511,402
Alamos Gold, Inc., Class A	3,858,608	40,880,214
Americas Gold & Silver Corp.(a)	589,400	1,975,741
Artemis Gold, Inc.(a)	608,144	2,288,287
Artemis Gold, Inc.(a)	2,700,000	10,159,394
Ascot Resources Ltd.(a)	1,494,053	1,238,119
Auryn Resources, Inc.(a)	2,928,200	6,442,040
B2Gold Corp.	11,250,000	77,668,736
Barrick Gold Corp.	3,433,499	99,262,458
Battle North Gold Corp.(a)	2,660,956	3,914,115
Centerra Gold, Inc.	30,000	376,274
Dundee Precious Metals, Inc.	2,220,000	16,739,707
Equinox Gold Corp.(a)	2,307,278	27,618,118
ERO Copper Corp.(a)	1,705,400	20,524,132
Franco-Nevada Corp.	64,000	10,230,069
Freegold Ventures Ltd.(a)	620,000	786,890
Gran Colombia Gold Corp.(a)	740,000	3,922,505
Great Bear Resources Ltd.(a)	458,515	5,812,524
GT Gold Corp.(a)	5,163,800	5,551,437
Shares		Value
Canada–(continued)
IAMGOLD Corp.(a)	5,429,000	$27,036,420
Ivanhoe Mines Ltd., Class A(a)	23,597,582	83,153,971
K92 Mining, Inc.(a)	9,807,400	44,444,300
Karora Resources, Inc.(a)	4,577,778	12,303,557
Karora Resources, Inc., Wts., expiring September 21, 2021(a)	2,500,000	1,007,876
Kinross Gold Corp.(a)	5,265,925	49,260,801
Kirkland Lake Gold Ltd.	2,243,233	122,507,368
Liberty Gold Corp.(a)	6,738,000	11,066,930
Lion One Metals Ltd.(a)	5,525,391	9,859,035
Lion One Metals Ltd.(b)	219,420	278,483
Lundin Gold, Inc.(a)	3,928,815	34,992,544
MAG Silver Corp.(a)	513,522	8,673,387
Marathon Gold Corp.(a)	600,000	1,030,274
Maverix Metals, Inc.	1,438,100	6,678,101
Midas Gold Corp.(a)	331,000	385,501
New Pacific Metals Corp.(a)	351,800	1,533,847
Northern Dynasty Minerals, Ltd.(a)	10,000	16,200
Novagold Resources, Inc.(a)	280,000	2,553,600
Novo Resources Corp.(a)	1,030,000	2,937,474
Osino Resources Corp.(a)(d)	7,761,551	7,822,684
Osino Resources Corp.(a)(b)	160,000	0
Osino Resources Corp.(a)	1,000,000	298,630
Osisko Gold Royalties Ltd.	1,925,339	22,584,226
Osisko Mining, Inc.(a)	1,219,453	3,878,360
Pan American Silver Corp.	491,000	18,343,760
Pan American Silver Corp., Rts. Expiring February 22, 2029(a)	2,300,100	1,920,583
Premier Gold Mines Ltd.(a)	3,500,000	7,133,525
Pretium Resources, Inc.(a)	1,600,000	15,170,406
Progress Minerals, Inc.(a)(b)(d)(e)	6,474,020	433,067
Pure Gold Mining, Inc.(a)	1,719,461	2,657,273
Roxgold, Inc.(a)	12,817,093	15,884,411
Rupert Resources Ltd.(a)	1,459,144	3,355,230
Sandstorm Gold Ltd.(a)	4,089,055	39,346,446
SilverCrest Metals, Inc.(a)(c)	2,330,000	23,205,196
SilverCrest Metals, Inc.(a)(c)	200,000	1,991,862
Skeena Resources Ltd.(a)	2,210,000	4,570,309
SSR Mining, Inc.(a)	1,390,333	33,367,992
Talisker Resources Ltd.(a)	2,596,500	775,393
Teranga Gold Corp.(a)	3,558,700	41,526,359
Torex Gold Resources, Inc.(a)	2,220,000	38,932,248
Tudor Gold Corp.(a)	100,000	279,966
Wallbridge Mining Co. Ltd.(a)	12,794,800	8,788,097
Wesdome Gold Mines Ltd.(a)	5,804,700	59,414,265
		1,219,689,235
China–1.05%
Real Gold Mining Ltd.(a)(b)	10,400,000	1
Shandong Gold Mining Co. Ltd., H Shares(e)	843,500	2,663,568
Zhaojin Mining Industry Co. Ltd., H Shares	18,270,000	22,984,908
		25,648,477
Ivory Coast–1.09%
Endeavour Mining Corp.(a)	990,822	26,696,604

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Gold & Special Minerals Fund

Shares		Value
Mongolia–0.19%
Turquoise Hill Resources Ltd.(a)	5,700,000	$4,757,082
Russia–0.04%
Petropavlovsk PLC(a)	1,900,000	902,598
South Africa–8.86%
Gold Fields Ltd., ADR	9,979,741	130,634,809
Harmony Gold Mining Co. Ltd., ADR(a)	6,124,700	39,504,315
Sibanye Stillwater Ltd., ADR(a)	4,127,391	46,391,875
		216,530,999
Tanzania–4.09%
AngloGold Ashanti Ltd., ADR	3,105,100	99,953,169
Turkey–1.25%
Eldorado Gold Corp.(a)	2,431,502	30,612,610
United Kingdom–0.14%
Bushveld Minerals Ltd.(a)	8,000,000	1,204,374
Greatland Gold PLC(a)	11,800,000	2,089,608
		3,293,982
United States–8.71%
Alacer Gold Corp.(a)	5,300,000	40,953,376
Freeport-McMoRan, Inc.	2,900,000	37,468,000
Newmont Corp.	1,566,614	108,409,689
Royal Gold, Inc.	158,000	22,108,940
Shares		Value
United States–(continued)
SPDR ® Gold Trust–ETF(a)	20,000	$3,708,600
		212,648,605
Zambia–1.15%
First Quantum Minerals Ltd.	3,320,000	28,058,084
Total Common Stocks & Other Equity Interests (Cost $1,257,545,554)		2,421,063,847
Exchange-Traded Funds–0.13%
United States–0.13%
Direxion Daily Gold Miners Index Bear 2X Shares (Cost $4,999,892)	185,000	3,220,850
Money Market Funds–3.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(d)(f)	27,805,735	27,805,735
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(d)(f)	19,845,725	19,857,633
Invesco Treasury Portfolio, Institutional Class, 0.07%(d)(f)	31,777,983	31,777,983
Total Money Market Funds (Cost $79,441,517)		79,441,351
TOTAL INVESTMENTS IN SECURITIES—102.50% (Cost $1,341,986,963)		2,503,726,048
OTHER ASSETS LESS LIABILITIES–(2.50)%		(60,961,102)
NET ASSETS–100.00%		$2,442,764,946
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,542,372	$97,407,907	$(140,144,544)	$-	$-	$27,805,735	$7,412
Invesco Liquid Assets Portfolio, Institutional Class	-	64,576,926	(44,715,708)	(166)	(3,419)	19,857,633	10,242
Invesco Treasury Portfolio, Institutional Class	-	104,097,913	(72,319,930)	-	-	31,777,983	3,778
Investments in Other Affiliates:
Dacian Gold Ltd.**	6,615,445	-	(6,121,658)	13,967,422	(13,531,144)	930,065	-
Osino Resources Corp.	2,935,968	2,428,326	-	2,458,390	-	7,822,684	-
Progress Minerals, Inc.	-	1,215,733	-	(782,666)	-	433,067	-
Total	$80,093,785	$269,726,805	$(263,301,840)	$15,642,980	$(13,534,563)	$88,627,167	$21,432

**	As of July 31, 2020, this security was not considered as an affiliate of the Fund.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $3,096,635, which represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Agnico Eagle Mines, Ltd.	Call	11/20/2020	1,000		$ 100.00	$ (146,958)		10,000,000	(247,500)	(100,542)
Agnico Eagle Mines, Ltd.	Call	08/21/2020	3,000		65.00	(1,008,637)		19,500,000	(4,365,000)	(3,356,363)
Alamos Gold, Inc.	Call	09/18/2020	2,975		7.50	(450,780)		2,231,250	(952,000)	(501,220)
Alamos Gold, Inc.	Call	09/18/2020	2,000		10.00	(157,922)		2,000,000	(240,000)	(82,078)
Alamos Gold, Inc.	Call	10/16/2020	5,000	CAD	11.00	(691,468)	CAD	5,500,000	(1,306,506)	(615,038)
AngloGold Ashanti, Ltd.	Call	09/18/2020	1,000		45.00	(141,958)		4,500,000	(40,000)	101,958
B2Gold Corp.	Call	10/16/2020	4,000		5.00	(105,525)		2,000,000	(820,000)	(714,475)
B2Gold Corp.	Call	10/16/2020	8,000	CAD	8.00	(431,015)	CAD	6,400,000	(970,548)	(539,533)
Barrick Gold Corp.	Call	09/18/2020	2,000		25.00	(318,918)		5,000,000	(875,000)	(556,082)
Barrick Gold Corp.	Call	09/18/2020	1,000		24.00	(107,211)		2,400,000	(520,000)	(412,789)
Direxion Daily Gold Miners Index Bear 2X Shares	Call	09/18/2020	500		25.00	(50,980)		1,250,000	(26,750)	24,230
First Quantum Minerals Ltd.	Call	10/16/2020	7,000	CAD	10.00	(1,065,700)	CAD	7,000,000	(1,019,075)	46,625
Franco Nevada Corp.	Call	10/16/2020	400	CAD	185.00	(314,122)	CAD	7,400,000	(1,007,130)	(693,008)
Gold Fields, Ltd.	Call	10/16/2020	5,000		13.00	(746,879)		6,500,000	(812,500)	(65,621)
Harmony Gold Mining Co. Ltd.	Call	08/21/2020	6,000		3.00	(782,116)		1,800,000	(2,100,000)	(1,317,884)
Harmony Gold Mining Co. Ltd.	Call	08/21/2020	4,847		4.00	(434,657)		1,938,800	(1,199,632)	(764,975)
IAMGOLD Corp.	Call	09/18/2020	5,000		4.00	(343,758)		2,000,000	(575,000)	(231,242)
Kinross Gold Corp.	Call	08/21/2020	2,000		8.00	(151,919)		1,600,000	(291,000)	(139,081)
Kinross Gold Corp.	Call	11/20/2020	5,000	CAD	11.00	(252,659)	CAD	5,500,000	(860,428)	(607,769)
Kinross Gold Corp.	Call	08/21/2020	5,000	CAD	10.00	(154,090)	CAD	5,000,000	(963,082)	(808,992)
Kirkland Lake Gold Ltd.	Call	10/16/2020	1,000	CAD	74.00	(243,638)	CAD	7,400,000	(421,815)	(178,177)
Kirkland Lake Gold Ltd.	Call	10/16/2020	1,000	CAD	58.00	(233,173)	CAD	5,800,000	(1,226,249)	(993,076)
MAG Silver Corp.	Call	11/20/2020	5,000		15.00	(1,001,994)		7,500,000	(1,675,000)	(673,006)
Newcrest Mining Ltd.	Call	10/15/2020	2,000	AUD	37.00	(223,774)	AUD	7,400,000	(239,341)	(15,567)
Newmont Goldcorp Corp.	Call	09/18/2020	1,000		55.00	(267,961)		5,500,000	(1,452,500)	(1,184,539)
Newmont Goldcorp Corp.	Call	09/18/2020	1,500		65.00	(418,936)		9,750,000	(967,500)	(548,564)
Osisko Gold Royalties Ltd.	Call	10/16/2020	2,000		12.50	(149,719)		2,500,000	(170,000)	(20,281)
Pan American Silver Corp.	Call	10/16/2020	2,000		28.00	(510,911)		5,600,000	(2,045,000)	(1,534,089)
Royal Gold, Inc.	Call	10/16/2020	1,000		160.00	(533,549)		16,000,000	(525,000)	8,549
Sandstorm Gold Ltd.	Call	09/18/2020	2,000		10.00	(147,919)		2,000,000	(130,000)	17,919
Sandstorm Gold Ltd.	Call	10/16/2020	9,000	CAD	12.00	(1,017,606)	CAD	10,800,000	(1,125,462)	(107,856)
Sibanye Stillwater, Ltd.	Call	10/16/2020	4,000		12.50	(542,959)		5,000,000	(430,000)	112,959
SSR Mining, Inc.	Call	09/18/2020	2,000		20.00	(278,919)		4,000,000	(920,000)	(641,081)
Teranga Gold Corp.	Call	10/16/2020	1,000	CAD	14.00	(65,137)	CAD	1,400,000	(175,445)	(110,308)
Torex Gold Resources, Inc.	Call	10/16/2020	6,000	CAD	24.00	(577,973)	CAD	14,400,000	(761,507)	(183,534)
Wesdome Gold Mines, Ltd.	Call	10/16/2020	3,000	CAD	14.00	(244,077)	CAD	4,200,000	(235,171)	8,906
Wheaton Precious Metals Corp.	Call	09/18/2020	3,000		50.00	(577,371)		15,000,000	(1,882,500)	(1,305,129)
Subtotal – Equity Call Options Written							(14,892,888)			(33,573,641)	(18,680,753)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Agnico Eagle Mines, Ltd.	Put	11/20/2020	1,000		$60.00	$(201,957)		6,000,000	(140,000)	61,957
Alamos Gold, Inc.	Put	09/18/2020	3,000		7.50	(334,151)		2,250,000	(22,500)	311,651
AngloGold Ashanti, Ltd.	Put	10/16/2020	3,000		29.00	(413,874)		8,700,000	(660,000)	(246,126)
B2Gold Corp.	Put	10/16/2020	2,000		5.00	(236,882)		1,000,000	(25,000)	211,882
Barrick Gold Corp.	Put	12/18/2020	2,000		23.00	(206,168)		4,600,000	(180,000)	26,168
First Quantum Minerals Ltd.	Put	10/16/2020	2,000	CAD	7.00	(227,313)	CAD	1,400,000	(25,384)	201,929
Freeport-McMoRan, Inc.	Put	11/20/2020	3,000		11.00	(301,497)		3,300,000	(223,500)	77,997
Harmony Gold Mining Co. Ltd.	Put	08/21/2020	4,000		4.00	(364,837)		1,600,000	(40,000)	324,837
Kinross Gold Corp.	Put	08/21/2020	3,000		4.50	(171,330)		1,350,000	(9,000)	162,330
Kinross Gold Corp.	Put	08/21/2020	2,000		6.00	(119,920)		1,200,000	(6,000)	113,920
Kirkland Lake Gold Ltd.	Put	10/16/2020	2,000	CAD	44.00	(336,372)	CAD	8,800,000	(29,863)	306,509
Newcrest Mining Ltd.	Put	10/15/2020	500	AUD	29.00	(27,998)	AUD	1,450,000	(15,539)	12,459
Newmont Corp.	Put	09/18/2020	2,000		60.00	(391,914)		12,000,000	(214,000)	177,914
Novagold Resources, Inc.	Put	12/18/2020	2,000		10.00	(240,041)		2,000,000	(405,000)	(164,959)
Osisko Gold Royalties Ltd.	Put	10/16/2020	2,000		7.50	(189,922)		1,500,000	(30,000)	159,922
Royal Gold, Inc.	Put	10/16/2020	1,000		100.00	(326,954)		10,000,000	(95,000)	231,954
Royal Gold, Inc.	Put	10/16/2020	1,000		95.00	(309,394)		9,500,000	(70,000)	239,394
Sandstorm Gold Ltd.	Put	09/18/2020	4,000		7.00	(340,142)		2,800,000	(30,000)	310,142
Sibanye Stillwater, Ltd.	Put	10/16/2020	2,000		10.00	(155,199)		2,000,000	(190,000)	(34,801)
SSR Mining, Inc.	Put	12/18/2020	1,000		19.00	(126,958)		1,900,000	(127,500)	(542)
Torex Gold Resources, Inc.	Put	10/16/2020	1,000	CAD	17.00	(100,487)	CAD	1,700,000	(22,397)	78,090
Wheaton Precious Metals Corp.	Put	12/18/2020	2,000		37.00	(211,283)		7,400,000	(251,000)	(39,717)
Subtotal – Equity Put Options Written							(5,334,593)			(2,811,683)	2,522,910
Total Exchange-Traded Equity Options Written							$(20,227,481)			$(36,385,324)	$ (16,157,843)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/04/2020	State Street Bank & Trust Co.	USD	7,182,406	CAD	9,657,743	$27,824

Investment Abbreviations:
CAD	—Canadian Dollar
AUD	—Australian Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$22,563,106	$489,938,465	$162,359	$512,663,930
Brazil	39,608,472	—	—	39,608,472
Canada	1,206,527,799	12,449,886	711,550	1,219,689,235
China	—	25,648,476	1	25,648,477
Ivory Coast	26,696,604	—	—	26,696,604
Mongolia	4,757,082	—	—	4,757,082
Russia	—	902,598	—	902,598
South Africa	216,530,999	—	—	216,530,999
Tanzania	99,953,169	—	—	99,953,169
Turkey	30,612,610	—	—	30,612,610
United Kingdom	—	3,293,982	—	3,293,982
United States	215,869,455	—	—	215,869,455
Zambia	28,058,084	—	—	28,058,084
Money Market Funds	79,441,351	—	—	79,441,351
Total Investments in Securities	1,970,618,731	532,233,407	873,910	2,503,726,048
Other Investments - Assets*
Forward Foreign Currency Contracts	—	27,824	—	27,824
Other Investments - Liabilities*
Options Written	(36,385,324)	—	—	(36,385,324)
Total Other Investments	(36,385,324)	27,824	—	(36,357,500)
Total Investments	$1,934,233,407	$532,261,231	$873,910	$2,467,368,548

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Option Written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Gold & Special Minerals Fund to Invesco Gold & Special Minerals Fund.
Invesco Oppenheimer Gold & Special Minerals Fund